Related Parties - Receivables and payables (Details) $ in Thousands, $ in Thousands	12 Months Ended				14 Months Ended	22 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022	Dec. 31, 2012 MXN ($)	Dec. 31, 2024 MXN ($)	Oct. 31, 2023	Dec. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Jan. 31, 2022 MXN ($)	Jan. 31, 2022 USD ($)
Related Parties
Current receivables	$ 339,553	$ 1,450,238			$ 339,553
Non-current receivables	3,293,463	4,630,459			3,293,463
Current payables	202,414	579,023			202,414
Principal amount of long-term credit agreement	104,214,190				104,214,190		$ 3,657,968	$ 300,000
Current portion of deferred revenue	287,667	287,667			287,667
Deferred income, noncurrent	4,602,679	$ 4,890,347			4,602,679
Average interest rates bearing from account balances		12.00%	12.60%
Televisa, S. de R.L. de C.V. ("Televisa")
Related Parties
Current receivables	200,156	$ 1,044,105			200,156
Non-current receivables	3,293,463	4,630,459			3,293,463
Current payables	195,820	497,452			$ 195,820
Principal amount of long-term credit agreement									$ 5,738,832
Fixed annual interest rate percentage					12.80%	10.20%
Amounts receivable in connection with long-term credit	3,293,463	4,630,459			$ 3,293,463
Prepayment of long-term loans	1,817,076	2,374,640
Televisa Producciones, S.A. de C.V.
Related Parties
Current receivables	24,020	182,218			24,020
TelevisaUnivision
Related Parties
Current receivables	6,837	125,903			6,837
Current payables		14,024
Prepayment of deferred income									$ 5,729,377	$ 276,200
Current portion of deferred revenue	287,667	287,667			287,667
Deferred income, noncurrent	4,602,679	4,890,347			4,602,679
Triton Comunicaciones, S.A. de C.V.
Related Parties
Current receivables	20,803	20,136			20,803
ECO Producciones, S.A. de C.V.
Related Parties
Current receivables	11,012	11,188			11,012
Cadena de Las Americas, S.A. de C.V.
Related Parties
Current receivables		8,273
Other
Related Parties
Current receivables	46,546	58,415			46,546
Current payables	1,753	30,532			1,753
AT&T/ DirectTV
Related Parties
Current payables		29,384
Desarrollo Vista Hermosa, S.A. de C.V.
Related Parties
Current payables		$ 7,631
Ollamani
Related Parties
Current receivables	30,179				30,179
Current payables	$ 4,841				$ 4,841
GTAC | Subsidiaries
Related Parties
Annual payment in lease agreement				$ 41,400
Basis points				1.22%
Annual interest rate				6.00%